Basis of Presentation and General Information	12 Months Ended
Dec. 31, 2015
Basis of Presentation and General Information [Abstract]
Basis of Presentation and General Information
1. Basis of Presentation and General Information:

The accompanying consolidated financial statements include the accounts of Ocean Rig UDW Inc., its subsidiaries and consolidated Variable Interest Entities ("VIEs") (collectively, the "Company," "Ocean Rig" or the "Group"). Ocean Rig was formed on December 10, 2007, under the laws of the Republic of the Marshall Islands under the name Primelead Shareholders Inc. as an international contractor of offshore deepwater drilling services. The Company was established by DryShips Inc. ("DryShips" or formerly the “Parent") for the purpose of being the holding company of its drilling segment. DryShips is a publicly listed company on the NASDAQ Capital Market (NASDAQGS: DRYS). On November 24, 2010, Ocean Rig UDW established an office and was registered with the Cypriot Registrar of Companies as an overseas company. On October 6, 2011, the Company's common shares commenced "regular way" trading on the NASDAQ Global Select Market under the ticker symbol "ORIG."
From June 8, 2015, and following a public offering (Note 10), the Company is considered as an affiliate entity and not as a controlled subsidiary of DryShips. DryShips is currently impacted by the prolonged downturn in the drybulk charter market. The Company, in the preparation of its consolidated financial statements, has considered its relationship to DryShips and any impact to its former Parent's financial condition might have on its own consolidated financial statements. Based on its assessment, the Company has concluded that there is no impact on the basis of preparation of its consolidated financial statements.
On September 11, 2015, the Company entered into an agreement to provide third party technical management services for the offshore drilling unit Cerrado.
The Company's customers are mainly oil and gas exploration and production companies, including major integrated oil companies, independent oil and gas producers and government-owned oil and gas companies. Customers individually accounting for more than 10% of the Company's revenues during the years ended December 31, 2013, 2014 and 2015, were as follows:

	Year ended December 31,
	2013	2014	2015
Customer A	-	14%	14%
Customer B	33%	18%	19%
Customer C	13%	12%	13%
Customer D	18%	30%	15%
Customer E	12%	14%	13%
Customer F	-	-	15%

The loss of any of these significant customers could have a material adverse effect on the Company's results of operations if they were not replaced by other customers.